Income tax (Reconciliation of the Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	(31.91%)	4.94%	5.40%
Effect on tax rates in different tax jurisdiction	(37.48%)	1.08%	(0.77%)
Effect of preferential tax rate	4.22%	(1.48%)	(1.29%)
Research and development super deduction	11.45%	(6.41%)	(12.22%)
HK tax-free interest income	2.77%	(0.24%)
Effect of equity transaction	(7.92%)
Others	3.00%	(0.18%)	1.37%
Changes in valuation allowance	0.99%	0.57%	2.94%
Effective income tax rate	(35.88%)	23.28%	20.43%